DEBT OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of borrowing costs [Abstract]
Schedule of Partnership’s Debt Obligations
The partnership’s debt obligations include the following:

	Jun. 30, 2025		Dec. 31, 2024
(US$ Millions)	Weighted-average rate	Debt balance	Weighted-average rate	Debt balance
Unsecured facilities:
Brookfield Property Partners’ credit facilities	6.32%	$2,086	6.38%	$2,133
Brookfield Property Partners’ corporate bonds	4.79%	1,396	4.79%	1,321
Brookfield Properties Retail Holdings LLC (“BPYU”) term debt	7.83%	850	6.96%	1,147
BPYU senior secured notes	5.20%	1,124	5.20%	1,493
BPYU corporate facility	7.17%	359	7.19%	397
BPYU junior subordinated notes	5.99%	195	6.29%	198
Subsidiary borrowings	4.84%	257	5.36%	332

Secured debt obligations:
Funds subscription credit facilities(1)	6.33%	3,247	6.46%	3,498
Fixed rate	5.11%	17,288	5.11%	15,396
Variable rate	7.15%	21,425	7.32%	25,809
Deferred financing costs		(234)		(225)
Total debt obligations		$47,993		$51,499
Current		14,391		14,719
Non-current		33,602		35,964
Debt associated with assets held for sale		—		816
Total debt obligations		$47,993		$51,499
(1)Funds subscription credit facilities are secured by co-investors’ capital commitments.
Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by currency are as follows:

	Jun. 30, 2025			Dec. 31, 2024
(Millions)	U.S. Dollars		Local currency	U.S. Dollars		Local currency
U.S. Dollars	$32,193		$32,193	$35,414		$35,414
Euros	1,515		€1,285	1,515		€1,463
British Pounds	6,912		£5,033	6,157		£4,919
Canadian Dollars	3,301	C$	4,491	3,157	C$	4,541
Indian Rupee	481	Rs	41,094	1,805	Rs	154,296
South Korean Won	1,815	₩	2,457,000	1,675	₩	2,477,858
Brazilian Reais	569	R$	3,107	500	R$	3,097
Australian Dollars	1,144	A$	1,739	1,206	A$	1,948
United Arab Emirates Dirham	95	AED	348	95	AED	348
China Yuan	202	C¥	1,446	200	C¥	1,464
Deferred financing costs	(234)			(225)
Total debt obligations	$47,993			$51,499

Schedule of Components of Changes in Debt Obligations
The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

(US$ Millions)	Six months ended Jun. 30, 2025	Year ended Dec. 31, 2024
Balance, beginning of period	$51,499	$68,712
Debt obligation issuance, net of repayments	(1,529)	3,675
Non-cash changes in debt obligations:
Debt from asset acquisitions	103	738
Assumed by purchaser	(2,362)	(1,245)
Amortization of deferred financing costs and (premium) discount	38	127
Deconsolidation of BSREP IV debt obligations(1)	—	(19,487)
Deconsolidation of India REIT debt obligations(2)	(1,011)	—
Foreign currency translation	1,257	(1,001)
Other	(2)	(20)
Balance, end of period	$47,993	$51,499
(1)See Note 28, Related Parties for further information on the Deconsolidation of BSREP IV investments.
(2)See Note 3, Investment Properties for further information on the Deconsolidation of India REIT.